Form N-1A Supplement - American Century Mutual Funds, Inc	Mar. 01, 2025
GROWTH FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

American Century Mutual Funds, Inc. Prospectus Supplement Growth Fund
Supplement dated August 1, 2025 ■ Prospectus dated March 1, 2025

The following replaces the Fees and Expenses tables on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None	None
Maximum Annual Account Maintenance Fee (waived for unmatured Giftrust accounts, if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Management Fee	0.96%	0.76%	0.61%	0.96%	0.96%	0.96%	0.76%	0.61%	0.61%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.97%	0.77%	0.62%	1.22%	1.97%	1.47%	0.77%	0.62%	0.62%
Fee Waiver[2]	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.61%³
Total Annual Fund Operating Expenses After Fee Waiver	0.84%	0.64%	0.49%	1.09%	1.84%	1.34%	0.64%	0.49%	0.01%
[1] Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2] The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.832% for Investor, A, C and R Classes, 0.632% for I and R5 Classes, and 0.482% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3] The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
The following replaces the Example section on pages 2 and 3 of the prospectus:
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same except, that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$86	$297	$524	$1,178
I Class	$66	$233	$416	$942
Y Class	$50	$186	$333	$762
A Class	$680	$928	$1,196	$1,956
C Class	$187	$607	$1,051	$2,089
R Class	$137	$453	$791	$1,745
R5 Class	$66	$233	$416	$942
R6 Class	$50	$186	$333	$762
G Class	$1	$3	$6	$13

SELECT FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

American Century Mutual Funds, Inc. Prospectus Supplement Select Fund
Supplement dated August 1, 2025 ■ Prospectus dated March 1, 2025

The following replaces the Fees and Expenses tables on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Management Fee	0.98%	0.78%	0.63%	0.98%	0.98%	0.98%	0.78%	0.63%	0.63%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.98%	0.78%	0.63%	1.23%	1.98%	1.48%	0.78%	0.63%	0.63%
Fee Waiver[2]	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.63%³
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	0.70%	0.55%	1.15%	1.90%	1.40%	0.70%	0.55%	0.00%
[1] Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2] The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.900% for Investor, A, C and R Classes, 0.700% for I and R5 Classes, and 0.550% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3] The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
The following replaces the Example section on page 3 of the prospectus:
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$92	$305	$535	$1,194
I Class	$72	$242	$426	$959
Y Class	$56	$194	$344	$779
A Class	$686	$936	$1,205	$1,971
C Class	$193	$615	$1,061	$2,104
R Class	$143	$461	$801	$1,760
R5 Class	$72	$242	$426	$959
R6 Class	$56	$194	$344	$779
G Class	$0	$0	$0	$0

ULTRA FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

American Century Mutual Funds, Inc. Prospectus Supplement Ultra Fund
Supplement dated August 1, 2025 ■ Prospectus dated March 1, 2025

The following replaces the Fees and Expenses tables on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Management Fee	0.92%	0.72%	0.57%	0.92%	0.92%	0.92%	0.72%	0.57%	0.57%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.92%	0.72%	0.57%	1.17%	1.92%	1.42%	0.72%	0.57%	0.57%
Fee Waiver[2]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.57%³
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	0.67%	0.52%	1.12%	1.87%	1.37%	0.67%	0.52%	0.00%
[1] Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2] The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.865% for Investor, A, C and R Classes, 0.665% for I and R5 Classes, and 0.515% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3] The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
The following replaces the Example section on pages 2 and 3 of the prospectus:
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$89	$289	$505	$1,127
I Class	$69	$226	$396	$890
Y Class	$53	$178	$314	$709
A Class	$683	$921	$1,178	$1,909
C Class	$190	$599	$1,033	$2,042
R Class	$140	$445	$772	$1,697
R5 Class	$69	$226	$396	$890
R6 Class	$53	$178	$314	$709
G Class	$0	$0	$0	$0